Right of use asset and lease liability (Details - Right of use assets)	9 Months Ended
Mar. 31, 2022 CAD ($)
Right Of Use Asset And Lease Liability
Balance at June 30, 2021	$ 0
Additions	373,240
Amortisation	(51,840)
Balance at March 31, 2022	$ 321,400